Equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 18, 2013	Jul. 10, 2013	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Line Items]
Common stock, authorized	100,000,000			100,000,000	100,000,000	100,000,000	100,000,000
Common stock, par value	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Issued	21,134,744	7,667,667		21,134,744	21,134,744	7,667,667	7,667,667
Preferred stock, authorized	15,000,000			15,000,000	15,000,000	14,880,000	14,880,000
Preferred stock, par value	$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Issued						0	0
Preferred stock, shares outstanding						0	0
Common stock, shares outstanding	20,741,572			20,741,572	20,741,572	7,667,667	7,667,667
Votiing right by holders of common stock					One vote per share
Preferred stock voting percentage					80.00%
Cash received from the merger		$ 15,394			$ (15,394)
Warrants issued to purchase common stock	1,980,318			1,980,318	1,980,318
Stock issued during period value new issues					11,694
Incentive shares vested - financial adviser, shares			1,325,776
Incentive shares vested - financial adviser, value			4,441
Incentive shares granted- Vendor, Shares	1,445,000				1,445,000
Incentive shares granted- Vendor, Value				343	343
Private Placement, Global Options
Equity [Line Items]
Offering price of share issued	$ 3.00			$ 3.00	$ 3.00
Stock issued during period shares new issues					3,960,615
Warrants issued to purchase common stock	1,980,318			1,980,318	1,980,318
Stock issued during period value new issues					11,700
Warrant exercisable period					3 years
Warrant exercise price	3.00			3.00	3.00
Closing price per share	$ 6.00			$ 6.00	$ 6.00
Number of trading days					20 days
Number of consecutive trading days					30 days
Performance Shares
Equity [Line Items]
Shares of common stock to be received		2,166,667
Employee Stock
Equity [Line Items]
Incentive shares vested - financial adviser, value					614
Incentive shares vested, value		$ 614
Employee Stock | Dr Schiller [Member]
Equity [Line Items]
Incentive shares vested - financial adviser, shares		100,000
Employee Stock | Mr Nyweid [Member]
Equity [Line Items]
Incentive shares vested - financial adviser, shares		83,334
Series B Convertible Preferred Stock
Equity [Line Items]
Preferred Stock, Issued	14,999,000			14,999,000	14,999,000
Preferred stock, shares outstanding	14,999,000			14,999,000	14,999,000
Series B Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred Stock, Issued		14,999,000
Prefered stock conversion bases		Each share of Series B Convertible Preferred Stock may be converted into one share of common stock at any time and from time to time.
Common Stock
Equity [Line Items]
Percentage of stock acquired by walker digital		37.00%